Commitments, contingencies and guarantees - Commitments Outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 421,526	¥ 479,634
Commitments to invest in partnerships [Member]
Commitments [Line Items]
Commitments outstanding	¥ 20,710	18,460
Commitments to purchase aircraft [Member]
Commitments [Line Items]
Commitments outstanding		¥ 4,409